Mergers and Acquisitions - Other Acquisitions (Narrative) (Details) $ in Millions				12 Months Ended
	Oct. 12, 2016 USD ($) location property	Jun. 22, 2016 USD ($) restaurant tract property store	Dec. 16, 2015 USD ($) property	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 06, 2017 location	Apr. 06, 2017 store
Business Acquisition [Line Items]
Number of stores | store								1,112
Pro forma revenues						$ 26,300
Pro forma net income (loss)						88
Denny Oil Company [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 55
Number of company-operated locations | location	6
Number of dealer-operated locations | location	6
Change in goodwill	$ 1
Number of fee properties | property	13
Kolkhorst Petroleum Inc [Member]
Business Acquisition [Line Items]
Change in goodwill		$ 19		$ 3
Number of fee properties | property		5
Number of leased properties | property		9
Valentine Stores Inc [Member]
Business Acquisition [Line Items]
Number of company-operated locations | store		18
Change in goodwill		$ 42
Number of fee properties | property		19
Number of tracts of land | tract		3
Alta East, Inc [Member]
Business Acquisition [Line Items]
Consideration transferred			$ 57
Change in goodwill			$ 19			17
Number of fee properties | property			24
Number of leased properties | property			6
Number of fee and leased property non operating surplus | property			2
Other Acquisition [Member]
Business Acquisition [Line Items]
Consideration transferred					$ 66
Change in goodwill					$ 13	$ 6
TEXAS
Business Acquisition [Line Items]
Number of stores							19	208
TEXAS | Kolkhorst Petroleum Inc [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 39
Number of stores | store		14
NEW YORK | Valentine Stores Inc [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 78
Number of stores | store		18
Tim Hortons Restaurant [Member] | Valentine Stores Inc [Member]
Business Acquisition [Line Items]
Number of restaurants | restaurant		1
Number of leased properties | property		1